Income taxes payable	12 Months Ended
Dec. 31, 2025
Income taxes payable
Income taxes payable

24. Income taxes payable

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Income tax payable	1,711	2,442
Total	1,711	2,442

As of December 31, 2024 and 2025, income tax payable was provided based on the subsidiaries’ profit from digital security technology and real estate operation management business.